PRIVATE PLACEMENTS (Additional Information) (Details) (USD $)	0 Months Ended				1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 11, 2013	Sep. 12, 2012	Sep. 30, 2011	Jul. 31, 2011	Sep. 30, 2012	Feb. 29, 2012	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Convertible promissory notes, proceed			$ 4,000,000	$ 700,000	$ 15,000	$ 2,600,000	$ 1,960,000
Common stock issued up on conversion of convertible promissory note, shares	2,649,640						1,320,454		962,956
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.70	$ 0.60	$ 0.70			$ 0.70	$ 0.60
Investment Warrants, Exercise Price								$ 0.60		$ 0.50
Common stock issued (in shares)		4,840,832								449,931
Warrants Shares Issued			4,400,000	466,666
Intrinsic value of the 2012 secured notes as a result of beneficial conversion feature									1,200,433	1,620,955
Debt Instrument, Decrease, Repayments									275,000
Debt Instrument, Increase, Accrued Interest									521,589
Convertible Notes Payable									2,336,000	6,372,763	25,000
Warrant Expiry Period		5 years
Stock Issued During Period Warrant New Issues		87,217
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.90
Fees and Commissions, Transfer Agent		268,626
Legal Fees		8,475
Proceeds from Issuance or Sale of Equity		3,450,338
July Offering [Member]
Warrants Shares Issued				466,666
September Offering [Member]
Warrants Shares Issued			4,400,000
Debt Conversion, Converted Instrument, Warrants or Options Issued					60,335
Secured Debt [Member]
Debt Instrument, Increase, Accrued Interest									265,630
Secured Debt									5,845,000
Convertible Notes Payable									700,000
Two Secured Notes [Member]
Secured Debt									480,000
Abdh Common Stock [Member]
Common stock issued up on conversion of convertible promissory note, shares									1,331,183
Convertible notes conversion to shares of common stock, conversion rate per share									$ 0.60
Equity Offering 2012 [Member]
Common stock issued (in shares)		4,840,832
Sale of Stock, Price Per Share		$ 0.77
Private Placement [Member]
Convertible promissory notes, proceed				700,000
Percentage Of Amount Invested For Purchase Of Common Stock			40.00%	40.00%				40.00%
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.70					$ 0.70
Investment Warrants, Exercise Price								$ 0.60
Warrants Not Settleable in Cash, Fair Value Disclosure			1,516,791					1,516,791
Warrant Liability									322,775
Commissions As Percentage Of Gross Offering Proceeds										8.00%
Debt Related Commitment Fees and Debt Issuance Costs										320,000
Class Of Warrant Or Right Issued			754,286					754,286
Private Placement [Member] | First Extension Option [Member]
Debt Instrument, Interest Rate, Stated Percentage			15.00%					15.00%
Private Placement [Member] | Warrant [Member]
Class Of Warrant Or Right Issued			357,984					357,984
Private Placement [Member] | Convertible Promissory Notes [Member]
Convertible promissory notes, proceed			6,600,000			2,600,000				4,000,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%					12.00%
Convertible notes conversion to shares of common stock, conversion rate per share									$ 0.70
Debt Related Commitment Fees and Debt Issuance Costs						$ 208,000
Private Placement [Member] | Convertible Promissory Notes [Member] | Before Extension [Member]
Debt Instrument, Interest Rate, Stated Percentage				12.00%